Financial commitments and contingent liabilities - Right-of-use Assets and Related Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial commitments and contingent liabilities
Right-of-use assets	$ 12,716	$ 10,948	$ 12,386
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets	Other Assets	Other Assets
Operating lease liabilities	$ 14,174	$ 11,896	$ 13,520
Weighted-average remaining lease term (years)	8 years	7 years 1 month 6 days	7 years 10 months 24 days
Weighted average discount rate	6.70%	6.70%	6.70%